Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2014-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	4/23/2014

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2014-2

5. Collateral Summary	Collection Period, Begin:	3/1/2016

	Collection Period, End:	3/31/2016

6. Charge-Off and Delinquency Rates	Determination Date:	4/15/2016

7. Credit Instruments	Distribution Date:	4/20/2016

8. Accumulation Account	Revolving/Amortization Period	Amortization Period

9. Performance Tests	ABS Investor Relations - Ally Financial Inc. as Servicer:

10. Appendix: Additional Charge-Off Detail	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

The Class E Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class E Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2
1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13975HAA4	205,000,000.00	0.00	0.73210000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	13975HAB2	180,000,000.00	13,825,131.06	0.91000000	13,825,131.06	10,484.06	13,835,615.12	0.00	0.00	0.00
A-3	13975HAC0	203,000,000.00	203,000,000.00	1.26000000	13,749,817.25	213,150.00	13,962,967.25	0.00	0.00	189,250,182.75
A-4	13975HAD8	55,200,000.00	55,200,000.00	1.62000000	0.00	74,520.00	74,520.00	0.00	0.00	55,200,000.00
B	13975HAE6	38,190,000.00	38,190,000.00	2.03000000	0.00	64,604.75	64,604.75	0.00	0.00	38,190,000.00
C	13975HAF3	36,180,000.00	36,180,000.00	2.41000000	0.00	72,661.50	72,661.50	0.00	0.00	36,180,000.00
D	13975HAG1	32,160,000.00	32,160,000.00	2.81000000	0.00	75,308.00	75,308.00	0.00	0.00	32,160,000.00
E	13975HAH9	28,140,000.00	28,140,000.00	3.62000000	0.00	84,889.00	84,889.00	0.00	0.00	28,140,000.00
Deal Totals		777,870,000.00	406,695,131.06		27,574,948.31	595,617.31	28,170,565.62	0.00	0.00	379,120,182.75

2. Factor Summary (Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	76.80628367	76.80628367	0.05824478	76.86452844	0.00000000	0.00000000
A-3	1,000.00000000	67.73308990	1.05000000	68.78308990	0.00000000	932.26691010
A-4	1,000.00000000	0.00000000	1.35000000	1.35000000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.69166667	1.69166667	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.34166667	2.34166667	0.00000000	1,000.00000000
E	1,000.00000000	0.00000000	3.01666667	3.01666667	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

Beginning Aggregate Note Pool Factor:	522.83174703
Ending Aggregate Note Pool Factor:	487.38244533

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	3/21/2016	4/19/2016	Actual/360	0.43210000	0.30000000	N/A	0.73210000	0.00
A-2	13,825,131.06	3/21/2016	4/19/2016	30/360	N/A	N/A	0.91000000	0.91000000	10,484.06
A-3	203,000,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	1.26000000	1.26000000	213,150.00
A-4	55,200,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	1.62000000	1.62000000	74,520.00
B	38,190,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	2.03000000	2.03000000	64,604.75
C	36,180,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	2.41000000	2.41000000	72,661.50
D	32,160,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	2.81000000	2.81000000	75,308.00
E	28,140,000.00	3/21/2016	4/19/2016	30/360	N/A	N/A	3.62000000	3.62000000	84,889.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	10,484.06	0.00	10,484.06	0.00
A-3	0.00	213,150.00	0.00	213,150.00	0.00
A-4	0.00	74,520.00	0.00	74,520.00	0.00
B	0.00	64,604.75	0.00	64,604.75	0.00
C	0.00	72,661.50	0.00	72,661.50	0.00
D	0.00	75,308.00	0.00	75,308.00	0.00
E	0.00	84,889.00	0.00	84,889.00	0.00
Deal Totals	0.00	595,617.31	0.00	595,617.31	0.00

Statement to Securityholder
Capital Auto Receivables Asset Trust 2014-2
4. Collections and Distributions

Collections
Receipts During the Period***	28,298,813.16
Administrative Purchase Payments	318,124.86
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	1,086,460.83
Accumulation Account Investment Earnings	0.00
Other Fees or Expenses Paid	0.00
Total Collections	29,703,398.85

Beginning Reserve Account Balance	4,020,000.32
Total Available Amount	33,723,399.17

Distributions
Total Available Amount	33,723,399.17
Basic Servicing Fee	463,422.01
Aggregate Class A Interest Distributable Amount	298,154.06
First Priority Principal Distributable Amount*	0.00
Aggregate Class B Interest Distributable Amount	64,604.75
Second Priority Principal Distributable Amount*	0.00
Aggregate Class C Interest Distributable Amount	72,661.50
Third Priority Principal Distributable Amount*	0.00
Aggregate Class D Interest Distributable Amount	75,308.00
Fourth Priority Principal Distributable Amount*	0.00
Aggregate Class E Interest Distributable Amount	84,889.00
Fifth Priority Principal Distributable Amount*	0.00
To the Accumulation Account - Parity Reinvestment Amount**	0.00
To Reserve Account - Specified Reserve Account Balance	4,020,000.32
To the Accumulation Account - Excess of Target Reinvestment less Parity Reinvestment Account**	0.00
Noteholders' Regular Principal Distributable Amount*	27,574,948.31
Indenture Trustee expenses	0.00
Excess Total Available Amount to the Certificateholders	1,069,411.22

Supplemental Servicing Fees	192,551.50
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	40,800.00
* Amortization Period Only ** Revolving Period Only *** Includes amounts on deposit in the Accumulation Account immediately preceding the Distribution Date.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2
 5. Collateral Summary

A. Balances

		Original Balance *Includes Aggregate Additional Receivables	Beginning Balance	Balance at End of Collection Period	Additions	Ending Balance Including Additions
	Number of Receivables	71,431	41,510	39,989	0	39,989
Deal Totals	Aggregate Receivables Principal Balance	1,231,087,933.75	444,885,134.15	417,310,185.84	0.00	417,310,185.84
	Aggregate Receivables Face Amount	1,231,087,933.75	444,885,134.15	417,310,185.84	0.00	417,310,185.84

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	8.05000000	8.36613872	8.38376379	67.35	68.20	68.28	52.08	34.01	33.29

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	1.49%	1.39%	1.54%	1.53%	1.44%	1.40%	1.43%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.33%	1.30%	1.24%	1.41%	1.43%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	431,097,660.00	136	725,958.09	5,337.93	2.0208%	39,989	288	0.7202%
Preceding	458,805,112.56	143	841,925.92	5,887.59	2.2020%	41,510	365	0.8793%
Next Preceding	485,764,573.10	147	815,591.53	5,548.24	2.0148%	42,933	552	1.2857%
Third Preceding	512,761,026.06	138	908,785.24	6,585.40	2.1268%	Three Month Average		0.9617%
Four Month Average					2.0911%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss	Delinquency	Total Accounts	Total Balance	Percent
	Financed**	Charge-Offs	Rate**	Stratification			Delinquent
Totals	1,231,087,933.75	17,680,379.43	1.4362%	31 - 60 days	1,453	18,502,923.10	4.4339%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	242	2,753,147.16	0.6597%
with the prospectus for Capital Auto Receivables Asset Trust 2014-2 related to delinquencies,				91 - 120 days	45	422,713.20	0.1013%
charge-offs or uncollectible accounts.				> 120 days	1	10,810.11	0.0026%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

** Note: The value disclosed with respect to the Aggregate Amount Financed and Cumulative Loss Rate include Additional Receivables. Please see Section 10 (Additional Charge-off Detail) for charge-off information disclosed separately with respect to the Initial Receivables and the Aggregate Additional Receivables.

				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	746	8,627,479.22
				Current Period	70	834,425.99
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	45	211,277.25
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	771	9,250,627.96
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

7. Credit Instruments

Reserve Accounts

Account	Initial Balance	Beginning Balance	Additions	Reductions		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	4,020,000.32	4,020,000.32	0.00	0.00	0.00	4,020,000.32	4,020,000.32

8. Accumulation Account

Beginning Balance	Investment Earnings	Deposits	Releases	Ending Balance

0.00	0.00	0.00	0.00	0.00

9. Performance Tests

Event of Default	NO
Servicer Default	NO
Early Amortization Event	NO
Additional Receivables Purchased by Trust?	NO
Additional Receivables Criteria Satisfied, If Applicable?	N/A
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	26,130,064.96
Current Overcollateralization	38,190,003.09
Overcollateralization Target (Revolving Period)	—
Overcollateralization Target (Amortization Period)	38,190,003.09

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2014-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2014-2 will perform in the future.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2014-2

10. Appendix: Additional Charge-Off Detail

A. Cumulative: Initial Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	804,000,064.96	12,782,468.25	1.5899%

B. Cumulative: Aggregate Additional Receivables

	Aggregate Amount	Cumulative Net	Cumulative Loss
	Financed	Charge-Offs	Rate
Totals	427,087,868.79	4,897,911.18	1.1468%